20 Accounts Payable to Suppliers	12 Months Ended
Dec. 31, 2020
Accounts Payable To Suppliers [Abstract]
Accounts Payable to Suppliers
20	Accounts Payable to Suppliers

	12.31.2020	12.31.2019
Energy supplies	1,393,899	1,085,777
Materials and supplies	671,458	520,647
Natural gas for resale	38,574	79,174
Charges for use of grid system	332,521	187,595
	2,436,452	1,873,193
Current	2,291,307	1,685,280
Noncurrent	145,145	187,913